Shareholders' Equity (Deficit) (Details) - Schedule of holders the right to receive dividends - shares		6 Months Ended	12 Months Ended
		Jun. 30, 2022	Dec. 31, 2021
Schedule Of Holders The Right To Receive Dividends Abstract
Number of shares, Authorized, Ordinary shares of $0.09 par value	[1]	2,000,000,000	2,000,000,000
Number of shares, Issued and outstanding, Ordinary shares of $0.09 par value	[1]	24,386,680	13,579,032
Number of shares, Authorized, Warrants	[1],[2]	3,450,000	3,450,000
Number of shares, Issued and outstanding, Warrants	[1],[2]	3,450,000	3,450,000

[1]	See also Note 9D.
[2]	the Warrants will be exercisable at a price equal to $6.25 per share and for a period of five years, starting from June 2021.